Borrowings (Tables)	12 Months Ended
Jun. 30, 2023
Schedule of fair value of borrowings
	Book value		Fair value
	06.30.2023	06.30.2022	06.30.2023	06.30.2022
NCN	96,599	142,749	97,277	134,546
Bank loans and others	2,575	2,182	2,575	2,195
Bank overdrafts	6,592	12,657	6,592	12,657
Other borrowings	1,720	3,061	1,720	3,061
Loans with non-controlling interests	455	463	455	463
Total borrowings	107,941	161,112	108,619	152,922
Non-current	67,324	28,138
Current	40,617	132,974
Total	107,941	161,112

Schedule of maturity of the group's borrowings
	06.30.2023	06.30.2022
Capital
Less than 1 year	39,029	129,796
Between 1 and 2 years	27,146	22,572
Between 2 and 3 years	20,794	4,499
Between 3 and 4 years	7,025	229
Between 4 and 5 years	12,042	545
	106,036	157,641
Interest
Less than 1 year	1,588	3,178
Between 1 and 2 years	203	-
Between 2 and 3 years	114	136
Between 3 and 4 years	-	19
Between 4 and 5 years	-	138
	1,905	3,471
	107,941	161,112

Schedule of borrowing by type of fixed-rate and floating-rate
	06.30.2023
Rate per currency	Argentine Peso	US dollar	Total
Fixed rate:
Argentine Peso	19,395	-	19,395
US Dollar	-	86,205	86,205
Subtotal fixed-rate borrowings	19,395	86,205	105,600
Floating rate:
Argentine Peso	2,341	-	2,341
Subtotal floating-rate borrowings	2,341	-	2,341
Total borrowings as per analysis	21,736	86,205	107,941
Total borrowings as per Statement of Financial Position	21,736	86,205	107,941

	06.30.2022
Rate per currency	Argentine Peso	US dollar	Total
Fixed rate:
Argentine Peso	25,477	-	25,477
US Dollar	-	134,197	134,197
Subtotal fixed-rate borrowings	25,477	134,197	159,674
Floating rate:
Argentine Peso	901	-	901
US Dollar	-	537	537
Subtotal floating-rate borrowings	901	537	1,438
Total borrowings as per analysis	26,378	134,734	161,112
Total borrowings as per Statement of Financial Position	26,378	134,734	161,112

Schedule of debt issuances
Entity	Series	Issuance / expansion date	Amount in original currency	Maturity date	Interest	Principal payment	Interest payment
rate
IRSA	Series XIII	aug-21	USD 58.1	03/31/2024	3.90% n.a	Biannual	Quarterly
IRSA	Series XIV	jul-22	USD 171.20	06/22/2028	8.75% n.a.	17.5% in June 2024 – 17.5% in June 2025 – 17.5% in June 2026 – 17.5% in June 2027 - 30% in June 2028	Biannual
IRSA	Series XV	jan-23	USD 61.75	03/25/2025	8.00% n.a.	At expiration	Biannual
IRSA	Series XVI	jan-23	USD 28.25	07/25/2025	7.00% n.a.	At expiration	Biannual
IRSA	Series XVII	jun-23	USD 25	12/07/2025	5.00% n.a.	At expiration	1° quarterly and then biannual

Schedule of evolution of borrowing
	06.30.2023	06.30.2022
Balance at the beginning of the year	161,112	219,648
Borrowings	80,829	16,011
Payment of borrowings	(112,982)	(25,512)
Payment of short term loans, net	(1,442)	(2,154)
Interests paid	(13,331)	(17,686)
Accrued interests	7,477	16,647
Cumulative translation adjustment and exchange differences, net	72,773	48,842
Inflation adjustment	(86,117)	(91,978)
Reclassifications and other movements	(378)	(2,706)
Balance at the end of the year	107,941	161,112